RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

In May 2011, the Company entered into a credit agreement with a bank that provides for a revolving line of credit of up to $10 million for borrowings and letters of credit.  Two of the Company’s stockholders are jointly and severally obligated for outstanding borrowings under the credit facility.

The company is leasing office space from a company that is owned by two of stockholders’ of the company.

During 2011, the Company received a $250,000 nonrefundable transaction fee from Ring Energy, Inc. pursuant to a pending stock exchange transaction between the two companies.

During 2011, the Company received advances totaling $850,000 from Ring Energy, Inc. pursuant to the same pending stock exchange transaction between the two companies.  As noted in Note 4, the Company entered into a promissory note for $1,000,000 in January 2012 to cover this amount and amounts drawn subsequent to December 31, 2011.